Liquidity Risks and Going Concern	12 Months Ended
Dec. 31, 2024
Liquidity Risks and Going Concern [Abstract]
LIQUIDITY RISKS AND GOING CONCERN

2. LIQUIDITY RISKS AND GOING CONCERN

In accordance with Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Group has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Group’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

As of December 31, 2024 and as of March 31, 2025, the Group had cash of approximately $98 and $226, respectively. The Group has incurred recurring negative cash flows since inception and has funded its operations primarily from equity and debt financing. The Group had accumulated deficit of approximately $30,061 and $33,080 as of December 31, 2023 and 2024, respectively and net losses of approximately $4,400 and $3,019 for the years ended December 31, 2023 and 2024. In addition, the Group incurred negative cash flows in operating activities for the approximate amount of $2,601 and $3,624 for the years ended December 31, 2023 and 2024, respectively. The Group’s ability to fund its operations is highly contingent on raising additional capital until a regulatory approval that provides an ability to generate sufficient revenue, if ever. As such, the Group’s management concluded that there is substantial doubt about the Group’s ability to continue as a going concern within one year after the issuance date of the consolidated financial statements.

The Group intends to pursue an additional public offering to fund future operations. If the Group is unable to complete a public offering for a sufficient amount in a timely manner, it would need to pursue other financing alternatives such as public financing of debt or collaboration agreements. There can be no assurances, however, that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Group, or at all. If the Group is unable to obtain sufficient funding by February 2026, it could be required to delay its development efforts, limit activities and reduce research and development costs, which could adversely affect its business and the consolidated financial statements.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.